                                                      -------------------------
                                                      OMB APPROVAL
                                                      -------------------------
                                                      OMB Number:  3235-0570

                                                      Expires:  Nov. 30, 2005

                                                      Estimated average burden
                                                      hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                       811-09797
       -------------------------------------------------


                             AIM Floating Rate Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas    77046
--------------------------------------------------------------------------------
              (Address of principal executive offices)       (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:    12/31
                         -----------------

Date of reporting period:   6/30/03
                         -----------------

                                   [COVER ART]

                             AIM FLOATING RATE FUND

                                  June 30, 2003

                        SEMIANNUAL REPORT TO SHAREHOLDERS

             AIM Floating Rate Fund seeks to provide as high a level

               of current income and preservation of capital as is

               consistent with investment in senior secured loans

                      and senior secured debt securities.

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

FUND VS. LIBOR
                                                                 [BAR CHART]

CLASS B SHARES, 30-DAY DISTRIBUTION RATE AT OFFERING PRICE          4.21%
CLASS C SHARES, 30-DAY DISTRIBUTION RATE AT OFFERING PRICE          3.96%
90-DAY LIBOR                                                        1.12%

TOTAL NUMBER OF HOLDINGS*                                            214

TOTAL NET ASSETS                                          $259.8 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

CLASS B SHARES
 Inception (5/01/97)                                                 4.30%
  5 Years                                                            3.57
  1 Year                                                             0.26

CLASS C SHARES
 Inception (3/31/00)                                                 2.48%
  1 Year                                                             1.99

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 12/31/02-6/30/03
excluding sales charges

CLASS B SHARES                                                       4.30%

CLASS C SHARES                                                       4.18

LEHMAN AGGREGATE BOND INDEX                                          3.93
(Broad Market Index)

CSFB LEVERAGED LOAN INDEX                                            6.52
(Style-Specific Index)

LIPPER CE LOAN PARTICIPATION FUND INDEX                              6.60
(Peer Group Index)

Sources: Lipper, Inc., Credit Suisse First Boston Corp.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

REPURCHASE REMINDER

AIM Floating Rate Fund's final quarterly repurchase offer period for 2003 is October 31-November 21. During this period, shareholders may tender (redeem) their shares if they wish, but are under no obligation to do so.

=================================================================================================
TOP 10 FIXED-INCOME ISSUERS*                       TOP 10 INDUSTRIES*
-------------------------------------------------------------------------------------------------
 1. Nextel Finance Co.                  1.5%       1. Broadcasting & Cable TV                9.2%

 2. SPX Corp.                           1.2        2. Wireless Telecommunication Services    6.2

 3. Mediq/Prn Life Support Service      1.2        3. Food Distributors                      5.2

 4. Formax, Inc.                        1.2        4. Auto Parts & Equipment                 3.8

 5. Paint Sundry Brands Corp.           1.1        5. Health Care Facilities                 3.8

 6. Leiner Health Products Group, Inc.  1.1        6. Publishing                             3.6

 7. Time Warner Telecom Inc.            1.1        7. Paper Packaging                        3.4

 8. Borgata (The)                       1.0        8. Industrial Conglomerates               2.9

 9. Adelphia (Olympus Cable Holding)               9. Household Products                     2.9
     Communications Corp.               1.0

10. RIC Holding, Inc. (Riverwood)       1.0       10. Industrial Machinery                   2.8

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
=================================================================================================

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information provided is as of 6/30/03 and is based on total net assets.

o AIM Floating Rate Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o For class C shares, had the advisor and/or distributor not waived fees and/or absorbed expenses, returns would have been lower.

o When sales charges are included in performance figures, performance reflects the maximum applicable early withdrawal charges. For Class B shares, the early withdrawal charge declines from 3% beginning at the time of purchase to 0% at the beginning of the fifth year. For Class C shares, the early withdrawal charge is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund's 30-day distribution rate is calculated by dividing the annualized sum of the previous 30 days' dividends declared by the offering price per share on the last day of the period.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund invests primarily in higher-yielding, lower-rated senior secured floating rate corporate loans and other debt obligations that are subject to the risk of non-payment of scheduled interest or principal payments, which may cause the fund to experience a decline in net asset value per share. Prepayment of principal by borrowers may require the fund to replace its investment with a lower-yielding security that may adversely affect the net asset value of the fund.

o The unmanaged CSFB Leveraged Loan Index is an index of below-investment-grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is compiled by Credit Suisse First Boston Corporation, a global investment bank.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman U.S. Treasury Index is an index of public obligations of the U.S. Treasury with a remaining maturity of one year or more. It is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper CE Loan Participation Fund Index represents an average of the 10 largest CE loan participation funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The London Interbank Offered Rate (LIBOR) is the interest rate the world's most credit-worthy banks charge one another for large loans. It is used worldwide as a base interest rate for loans to major corporations.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

To Our Shareholders

                    Dear Shareholder:

[PHOTO OF           This is your report on AIM Floating Rate Fund for the six
ROBERT H.           months ended June 30, 2003. Important information such as
GRAHAM]             holdings and fund performance as of the close of the
                    reporting period appears on the opposite page. This letter
THE U.S. FEDERAL    will provide an overview of the markets and your fund during
RESERVE BOARD       the six months covered by this report. As always, timely
KEPT THE            information about your fund and the markets in general is
SHORT-TERM          available at our Web site, aiminvestments.com. From our home
FEDERAL FUNDS       page, click on Products & Performance, then Mutual Funds,
RATE AT 1.25%       then AIM Funds, and then select the type of information you
FOR MOST OF THE     wish to view.
REPORTING PERIOD,
THEN LOWERED IT     MARKET CONDITIONS
TO 1.00% ON JUNE
25, ITS LOWEST      U.S. gross domestic product (GDP) increased at only a 1.4%
LEVEL SINCE 1958.   annual rate in the first quarter of 2003. In the second
ROBERT H. GRAHAM    quarter, the advance estimate indicated that economic growth improved, with GDP expanding at a 2.4% annualized rate.
After starting 2003 with an increase of 143,000 jobs in January, the country lost jobs every month for the rest of the reporting period. The unemployment rate began the period at 6.0% and ended at 6.4%. The Conference Board's Index of Consumer Confidence rose sharply from 61.4 in March to 81.0 in April, then changed little through the end of the period.

    U.S. Treasuries produced negative returns in January, March and June but positive returns in February, April and May. For the six-month period, the Lehman U.S. Treasury Index returned 3.75%. The U.S. investment-grade bond market, as represented by the Lehman Aggregate Bond Index, posted a 3.93% total return for the six months. The domestic high yield sector, as represented by the Lehman High Yield Index, returned 18.49%.

    The U.S. Federal Reserve Board kept the short-term federal funds rate at 1.25% for most of the reporting period, then lowered it to 1.00% on June 25, its lowest level since 1958. Historically low interest rates have helped companies reduce their borrowing costs, but have led to lower yields for many fixed-income investors.

YOUR FUND

In general, the net asset value of funds that invest in floating rate and variable rate securities, as does AIM Floating Rate Fund, are less affected by interest rate changes since such securities have variable interest rates that adjust to a base rate, such as the London Interbank Offered Rate, on set dates. During the reporting period, the fund continued to provide investors with relatively attractive current income. The 30-day distribution rates were 4.21% and 3.96% for the fund's Class B and Class C shares, respectively, at offering price. Fund managers Anthony R. Clemente and Anne McCarthy continued to seek as high a level of current income and preservation of capital as is consistent with investing in senior secured floating rate corporate loans and senior secured debt securities.

    At the close of the reporting period, the fund held 214 securities, up from 182 securities at the beginning of the reporting period. The largest portions of the fund's total net assets were invested in the consumer discretionary, industrials, materials, and consumer staples sectors.

IN CLOSING

I thank you for your participation in AIM Floating Rate Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.


Sincerely,

/S/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
June 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2003
(Unaudited)


                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------
TOTAL SENIOR SECURED FLOATING RATE
INTERESTS-87.02%(b)(c)

ADVERTISING-1.20%

Bell ActiMedia, Inc.
  Term Loan C due 11/26/10                       Ba3     $1,589,867   $  1,615,702
----------------------------------------------------------------------------------
Lamar Advertising Co., Inc.
  Term Loan B due 06/30/10                       Ba2      1,500,000      1,504,688
==================================================================================
                                                                         3,120,390
==================================================================================

AEROSPACE & DEFENSE-2.57%

Alliant Techsystems Inc.
  Term Loan C due 04/20/09                       Ba2        678,012        679,707
----------------------------------------------------------------------------------
DRS Technologies, Inc.
  Term Loan due 09/30/08                         Ba3        736,895        742,421
----------------------------------------------------------------------------------
Integrated Defense Technologies, Inc.
  Term Loan B due 03/04/08                       Ba3        815,934        816,444
----------------------------------------------------------------------------------
Titan Corp. (The)
  Term Loan B due 06/30/09                       Ba3      1,682,256      1,681,204
----------------------------------------------------------------------------------
TransDigm, Inc.
  Term Loan B due 05/15/06                        B1        216,287        217,278
----------------------------------------------------------------------------------
  Term Loan C due 05/15/07                        B1        571,642        574,262
----------------------------------------------------------------------------------
United Defense Industries, Inc.
  Term Loan B due 08/13/09                       Ba3        987,969        987,969
----------------------------------------------------------------------------------
Veridian Corp.
  Term Loan due 06/30/08                         Ba3        972,793        972,793
==================================================================================
                                                                         6,672,078
==================================================================================

AIR FREIGHT & LOGISTICS-0.10%

Gemini Air Cargo, Inc.
  Term Loan A due 08/12/05(d)                     B1        857,305        257,192
==================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.11%

Glenoit Corp.
  Term Loan due 10/31/06(e)                      Caa1     2,318,994      1,669,676
----------------------------------------------------------------------------------
Levi Strauss & Co.
  Term Loan B due 07/31/06                        B1      1,220,870      1,204,593
==================================================================================
                                                                         2,874,269
==================================================================================

AUTO PARTS & EQUIPMENT-3.82%

American Axle & Manufacturing Inc.
  Term Loan B due 04/30/06                       Ba1      1,865,636      1,864,858
----------------------------------------------------------------------------------
Collins & Aikman Corp.
  Term Loan B due 12/31/05                       Ba3      1,473,760      1,467,312
----------------------------------------------------------------------------------
GenCorp. Inc.
  Term Loan B due 03/28/07                       Ba2      1,488,750      1,475,723
----------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.
  Term Loan due 06/30/09                         Ba3      1,300,000      1,302,708
----------------------------------------------------------------------------------
Mark IV Industries (Dayco Products)
  Term Loan B due 05/31/07                       Ba3      1,000,000        989,167
----------------------------------------------------------------------------------
Metaldyne Co. LLC (MascoTech)
  Term Loan D due 12/31/09                        B2        997,500        960,717
----------------------------------------------------------------------------------

                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-(CONTINUED)

Stoneridge, Inc.
  Term Loan due 04/30/08                         Ba3     $  359,375   $    359,824
----------------------------------------------------------------------------------
Tenneco Automotive Inc.
  Term Loan B due 12/31/07                        B2        315,005        312,248
----------------------------------------------------------------------------------
  Term Loan C due 06/30/08                        B2        315,005        312,248
----------------------------------------------------------------------------------
United Components Inc.
  Term Loan B due 06/30/10                        B1        880,000        889,350
==================================================================================
                                                                         9,934,155
==================================================================================

AUTOMOBILE MANUFACTURERS-0.41%

TRW Automotive, Inc.
  Term Loan B due 02/27/11                       Ba2      1,050,000      1,058,400
==================================================================================

BROADCASTING & CABLE TV-9.22%

Adelphia (Olympus Cable Holding)
  Communications Corp.
  Term Loan B due 09/30/10                        B2      3,000,000      2,675,001
----------------------------------------------------------------------------------
Adelphia Communications Corp.
  DIP Term Loan B due 08/12/04                   Ba2      1,500,000      1,500,000
----------------------------------------------------------------------------------
CanWest Media, Inc.
  Term Loan B due 05/15/08                       Ba3      1,179,076      1,185,855
----------------------------------------------------------------------------------
  Term Loan C due 05/15/09                       Ba3        736,330        740,011
----------------------------------------------------------------------------------
Charter Communications, Inc.
  Term Loan B due 03/18/08                        B2      1,456,363      1,364,248
----------------------------------------------------------------------------------
Citadel Communications Corp.
  Term Loan B due 07/01/09                       Ba3      1,109,333      1,112,454
----------------------------------------------------------------------------------
ComCorp Broadcasting, Inc.
  Term Loan A2 due 06/30/07                       --      1,550,314      1,488,301
----------------------------------------------------------------------------------
DirecTV Holdings LLC
  Term Loan B due 03/06/10                       Ba2      1,750,000      1,766,406
----------------------------------------------------------------------------------
Emmis Communications Corp.
  Term Loan B due 08/31/09                       Ba2      1,542,678      1,547,306
----------------------------------------------------------------------------------
Gray Television, Inc.
  Term Loan C due 12/31/10                       Ba3        661,017        664,322
----------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan B due 12/31/09                       Ba3      2,000,000      2,003,438
----------------------------------------------------------------------------------
Mediacom Broadband Group
  Term Loan B due 09/30/10                       Ba3        500,000        501,875
----------------------------------------------------------------------------------
PanAmSat Corp.
  Term Loan B due 12/31/08                       Ba2      1,500,000      1,509,375
----------------------------------------------------------------------------------
Paxson Communications Corp.
  Term Loan B due 06/30/06                        B1        490,000        488,367
----------------------------------------------------------------------------------
Satelite Mexicanos, S.A. de C.V. (Mexico)
  Floating Rate Note due 06/30/04                 B3      2,613,000      2,299,440
----------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
  Term Loan B due 12/31/09                       Ba2        545,455        548,182
----------------------------------------------------------------------------------


                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Videotron
  Term Loan B due 12/01/09                       Ba3     $  877,671   $    878,402
----------------------------------------------------------------------------------
White Knight Broadcasting, Inc.
  Term Loan A2 due 06/30/07                       --      1,711,242      1,677,018
==================================================================================
                                                                        23,950,001
==================================================================================

BUILDING PRODUCTS-1.59%

Century Maintenance Supply, Inc.
  Term Loan B due 05/13/10                        B1        750,000        750,000
----------------------------------------------------------------------------------
Premdor Inc.
  Term Loan C due 08/31/08                       Ba2      1,488,485      1,490,345
----------------------------------------------------------------------------------
Trussway Holdings, Inc.
  Term Loan B due 12/31/06                        B1      2,602,556      1,691,661
----------------------------------------------------------------------------------
Werner Holding Co. (DE), Inc.
  Term Loan due 06/11/09                         Ba3        200,000        201,917
==================================================================================
                                                                         4,133,923
==================================================================================

CASINOS & GAMING-2.43%

Borgata (The)
  Term Loan B due 12/31/07                        B2      2,666,667      2,680,000
----------------------------------------------------------------------------------
Boyd Gaming Corp.
  Term Loan due 06/24/08                         Ba1        990,000        991,856
----------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC
  Term Loan B due 11/16/06                        B1        561,071        562,123
----------------------------------------------------------------------------------
Park Place Entertainment Corp.
  Revolving Loan due 12/31/03(f)                  --      1,000,000        992,500
----------------------------------------------------------------------------------
Penn National Gaming Inc.
  Term Loan B due 09/01/07                       Ba3      1,096,250      1,096,935
==================================================================================
                                                                         6,323,414
==================================================================================

COMMODITY CHEMICALS-1.21%

Georgia Gulf Corp.
  Term Loan C due 05/12/09                       Ba2      1,156,409      1,159,300
----------------------------------------------------------------------------------
Huntsman Corp.
  Term Loan A due 03/31/07                        B2      1,436,760      1,345,766
----------------------------------------------------------------------------------
  Term Loan B due 03/01/07                        B2        703,012        648,236
==================================================================================
                                                                         3,153,302
==================================================================================

COMPUTER HARDWARE-1.14%

DecisionOne Corp.
  Term Loan B due 08/30/04                        --      1,155,136        970,314
----------------------------------------------------------------------------------
Seagate Technology Inc.
  Term Loan due 05/13/07                         Ba1      1,980,000      1,986,188
==================================================================================
                                                                         2,956,502
==================================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.76%

Manitowoc Co., Inc. (The)
  Term Loan B due 05/09/07                       Ba2      1,960,000      1,968,575
==================================================================================

CONSTRUCTION MATERIALS-0.53%

Tapco International Corp.
  Term Loan B due 06/23/07                        B1        907,958        907,958
----------------------------------------------------------------------------------
  Term Loan C due 06/23/08                        B1        458,866        458,866
==================================================================================
                                                                         1,366,824
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE

----------------------------------------------------------------------------------

DEPARTMENT STORES-1.15%

Dillard's, Inc.
  Credit Linked Note due 09/01/03                 --     $2,000,000   $  1,997,500
----------------------------------------------------------------------------------
JC Penney, Co.
  Credit Linked Note due 04/29/04                Ba1      1,000,000        998,956
==================================================================================
                                                                         2,996,456
==================================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.02%

Coinmach Corp.
  Term Loan B due 07/25/09                        B1      1,960,000      1,971,025
----------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan B due 02/15/08                       Ba3      1,146,550      1,151,996
----------------------------------------------------------------------------------
SC Johnson Commercial Markets
  Term Loan A due 05/03/08                       Ba3        744,490        745,731
----------------------------------------------------------------------------------
US Investigations Services, Inc.
  Term Loan due 12/31/08                          B1        561,195        561,195
----------------------------------------------------------------------------------
Walter Industries, Inc.
  Term Loan B due 04/15/10                       Ba2        828,750        829,786
==================================================================================
                                                                         5,259,733
==================================================================================

DRUG RETAIL-0.19%

Rite Aid Corp.
  Term Loan due 04/30/08                          B1        480,000        486,200
==================================================================================

ELECTRIC UTILITIES-0.79%

AES NY Funding
  Term Loan due 02/28/05                         Ba3        750,000        742,500
----------------------------------------------------------------------------------
International Transmission Co.
  Term Loan due 02/28/09                         Baa1       561,094        563,549
----------------------------------------------------------------------------------
Tucson Electric Power Co.
  Term Loan B due 11/14/06                       Ba2        750,000        751,875
==================================================================================
                                                                         2,057,924
==================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.07%

Dynatech Corp. (Acterna)
  Term Loan B due 09/30/07(d)                     --        797,880        175,534
==================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.85%

Amkor Technology, Inc.
  Term Loan due 01/31/06                         Ba3        798,000        807,975
----------------------------------------------------------------------------------
Amphenol Corp.
  Term Loan B due 05/06/10                       Ba2      1,389,000      1,398,723
==================================================================================
                                                                         2,206,698
==================================================================================

ENVIRONMENTAL SERVICES-1.19%

Allied Waste Industries, Inc.
  Term Loan due 01/15/10                         Ba3      1,250,000      1,259,115
----------------------------------------------------------------------------------
Environmental Systems Products Holding Inc.
  Term Loan due 12/31/04                          --        609,961        603,862
----------------------------------------------------------------------------------
Safety-Kleen Corp.(d)(e)
  Term Loan B due 04/30/05                        --      3,545,557        613,310
----------------------------------------------------------------------------------
  Term Loan C due 04/30/06                        --      3,545,557        613,310
==================================================================================
                                                                         3,089,597
==================================================================================


                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------

FOOD DISTRIBUTORS-5.17%

Dean Foods Co. (Suiza Foods)
  Term Loan A due 07/31/07                       Ba1     $  850,000   $    847,875
----------------------------------------------------------------------------------
Enodis Holdings Ltd.
  Term Loan B due 02/20/08                       Ba3      1,600,000      1,584,000
----------------------------------------------------------------------------------
International Multifoods Corp.
  Term Loan B due 12/31/07                       Ba2        660,103        664,435
----------------------------------------------------------------------------------
Land O' Lakes, Inc.
  Term Loan B due 07/11/08                        B1      1,533,601      1,497,817
----------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan A due 03/31/04                        --      3,105,923      2,919,568
----------------------------------------------------------------------------------
National Dairy Holdings, L.P.
  Term Loan B due 03/31/09                       Ba2        493,750        494,059
----------------------------------------------------------------------------------
New World Pasta
  Term Loan B due 01/28/06                        B3        742,248        609,571
----------------------------------------------------------------------------------
Pinnacle Foods Corp.
  Term Loan due 05/22/08                         Ba3        320,724        320,724
----------------------------------------------------------------------------------
Southern Wine & Spirits of America
  Term Loan B due 07/02/08                       Ba3        910,800        913,077
----------------------------------------------------------------------------------
Tabletop (Merisant Co.)
  Term Loan A due 09/30/05                       Ba3        685,269        681,843
----------------------------------------------------------------------------------
  Term Loan B due 03/31/07                       Ba3        763,405        762,928
----------------------------------------------------------------------------------
Vitality Foodservice, Inc.
  Term Loan B due 10/27/06(d)                     B1      4,730,964      2,128,934
==================================================================================
                                                                        13,424,831
==================================================================================

HEALTH CARE EQUIPMENT-2.38%

Dade Behring Inc.
  Term Loan A-1 due 10/03/08                      B1      2,251,716      2,260,160
----------------------------------------------------------------------------------
Fisher Scientific International
  Term Loan B due 03/31/10                       Ba3        638,400        642,124
----------------------------------------------------------------------------------
Mediq/Prn Life Support Service(g)(h)
  Term Loan B due 06/13/04                        --      3,665,624      3,044,691
----------------------------------------------------------------------------------
Rotech Healthcare Inc.
  Term Loan due 03/31/08                         Ba2        236,254        236,549
==================================================================================
                                                                         6,183,524
==================================================================================

HEALTH CARE FACILITIES-3.78%

Community Health Systems, Inc.
  Term Loan due 07/16/10                         Ba3      2,141,210      2,139,871
----------------------------------------------------------------------------------
DaVita, Inc.
  Term Loan B due 03/31/09                       Ba3        814,388        817,782
----------------------------------------------------------------------------------
Genesis Health Ventures, Inc.
  Term Loan due 09/28/06                         Ba3      1,572,931      1,569,981
----------------------------------------------------------------------------------
  Term Loan B due 03/31/07                       Ba3        338,303        337,316
----------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan due 02/07/09                          B1      1,757,000      1,768,924
----------------------------------------------------------------------------------
Kindred Healthcare, Inc.
  Term Loan due 04/02/08                          --      1,428,571      1,369,047
----------------------------------------------------------------------------------
Select Medical Corp.
  Term Loan due 09/22/05                          --        352,467        349,824
----------------------------------------------------------------------------------
Triad Hospitals, Inc.
  Term Loan B due 09/30/08                       Ba3      1,471,364      1,480,560
==================================================================================
                                                                         9,833,305
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------


HEALTH CARE SERVICES-1.45%

Accredo Health, Inc.
  Term Loan B due 03/31/09                       Ba2     $1,234,375   $  1,237,461
----------------------------------------------------------------------------------
Caremark RX, Inc.
  Term Loan B due 03/31/06                       Ba2      1,955,250      1,955,250
----------------------------------------------------------------------------------
Cross Country Healthcare, Inc.
  Term Loan B due 06/05/09                       Ba1        280,000        280,700
----------------------------------------------------------------------------------
National MENTOR, Inc.
  Term Loan B due 04/30/09                       Ba3        300,000        292,500
==================================================================================
                                                                         3,765,911
==================================================================================

HEALTH CARE SUPPLIES-1.20%

Centerpulse Ltd.
  Term Loan B due 10/28/07                       Ba2        479,435        480,034
----------------------------------------------------------------------------------
Express Scripts, Inc.
  Term Loan B due 03/31/08                       Ba1      1,769,231      1,773,654
----------------------------------------------------------------------------------
Fresenius Medical Care (Germany)
  Term Loan B due 02/21/10                       Ba1        867,391        872,542
==================================================================================
                                                                         3,126,230
==================================================================================

HOME FURNISHINGS-0.00%

Imperial Home Decor Group, Inc. (The)
  Term Loan due 03/30/06(g)                       --        416,862          8,337
==================================================================================

HOTELS, RESORTS & CRUISE LINES-0.58%

Wyndham International, Inc.
  Increasing Rate Term Loan due 06/30/04          --        924,788        832,309
----------------------------------------------------------------------------------
  Term Loan B due 06/30/06                        --        762,242        665,056
==================================================================================
                                                                         1,497,365
==================================================================================

HOUSEHOLD PRODUCTS-2.86%

Central Garden & Pet Co.
  Term Loan due 05/14/09                         Ba2        483,000        483,906
----------------------------------------------------------------------------------
Paint Sundry Brands Corp.
  Term Loan B due 08/11/05                        --      1,548,867      1,533,378
----------------------------------------------------------------------------------
  Term Loan C due 08/11/06                        --      1,443,660      1,429,223
----------------------------------------------------------------------------------
Rayovac Corp.
  Term Loan B due 09/30/09                       Ba3        890,000        892,225
----------------------------------------------------------------------------------
Rent-A-Center
  Term Loan B due 05/28/09                       Ba2      1,260,000      1,267,875
----------------------------------------------------------------------------------
United Industries Co.
  Loan B due 01/20/06                             B1      1,823,024      1,823,024
==================================================================================
                                                                         7,429,631
==================================================================================

INDUSTRIAL CONGLOMERATES-2.93%

Dresser Inc.
  Term Loan B due 04/10/09                       Ba3      1,084,410      1,092,091
----------------------------------------------------------------------------------
Flowserve Corp.
  Term Loan C due 06/01/09                       Ba3      1,301,182      1,306,061
----------------------------------------------------------------------------------
Messer Grieshem
  Term Loan B due 04/30/09                       Ba2        752,902        757,922
----------------------------------------------------------------------------------
  Term Loan C due 04/20/08                       Ba2      1,358,854      1,367,913
----------------------------------------------------------------------------------
Mueller Group, Inc.
  Term Loan E due 05/31/08                        B1      1,779,519      1,779,519
----------------------------------------------------------------------------------


                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Norcross Safety Products LLC
  Term Loan B due 03/20/09                        B1     $  698,250   $    699,996
----------------------------------------------------------------------------------
TriMas Corp.
  Term Loan B due 12/31/09                        B1        595,997        595,997
==================================================================================
                                                                         7,599,499
==================================================================================

INDUSTRIAL GASES-0.92%

Ferrellgas, L.P.
  Series C due 06/17/06                           B1      2,408,895      2,384,806
==================================================================================

INDUSTRIAL MACHINERY-2.83%

Formax, Inc.
  Term Loan B due 09/30/05                        --      2,998,522      2,994,774
----------------------------------------------------------------------------------
Rexnord Corp.
  Term Loan due 11/30/09                          B1      1,255,787      1,265,205
----------------------------------------------------------------------------------
SPX Corp.
  Term Loan B due 09/30/09                       Ba2      1,158,760      1,165,037
----------------------------------------------------------------------------------
  Term Loan C due 03/31/10                       Ba2      1,931,267      1,939,114
==================================================================================
                                                                         7,364,130
==================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.64%

Broadwing Inc. (Cincinnati Bell Inc.)
  Term Loan A due 11/09/04                        B1      1,572,705      1,568,773
----------------------------------------------------------------------------------
  Term Loan B due 12/30/06                        B1        554,962        551,493
----------------------------------------------------------------------------------
GCI Holdings, Inc.
  Term Loan due 10/15/04                         Ba3        500,000        501,875
----------------------------------------------------------------------------------
Qwest Corp.
  Term Loan A due 06/10/08                        --        555,556        565,278
----------------------------------------------------------------------------------
Telecommunication Services Inc.
  Term Loan B due 12/31/06                       Ba3        770,653        743,681
----------------------------------------------------------------------------------
Time Warner Telecom Inc.
  Term Loan B due 12/31/07                        B1      2,985,000      2,917,838
==================================================================================
                                                                         6,848,938
==================================================================================

INTERNET SOFTWARE & SERVICES-0.57%

Data Transmission Network, LLC
  Term Loan B due 12/31/06                        --      1,965,002      1,473,752
==================================================================================

LEISURE FACILITIES-1.83%

AMF Bowling Worldwide, Inc.
  Term Loan due 02/28/08                          B1      1,339,294      1,337,620
----------------------------------------------------------------------------------
Bally Total Fitness Holding Co.
  Term Loan B2 due 11/10/04                      Ba3      1,398,061      1,377,090
----------------------------------------------------------------------------------
Fitness Holdings Worldwide, Inc.
  Term Loan B due 11/02/06                        B1        160,330        157,524
----------------------------------------------------------------------------------
  Term Loan C due 11/02/07                        B1        171,267        168,270
----------------------------------------------------------------------------------
Regal Cinemas, Inc.
  Term Loan C due 12/31/07                       Ba2        943,850        950,339
----------------------------------------------------------------------------------
  Term Loan D due 06/30/09                       Ba2        750,000        756,563
==================================================================================
                                                                         4,747,406
==================================================================================

LEISURE PRODUCTS-0.27%

Hollywood Entertainment Corp.
  Term Loan B due 03/31/08                       Ba3        693,750        695,484
==================================================================================

                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE

----------------------------------------------------------------------------------

METAL & GLASS CONTAINERS-2.39%

Ball Corp.
  Term Loan B due 12/19/09                       Ba2     $  995,000   $  1,001,634
----------------------------------------------------------------------------------
Berry Plastics Corp.
  Term Loan due 06/30/10                          B1        495,000        497,475
----------------------------------------------------------------------------------
Graham Packaging Co., L.P.
  Term Loan due 02/14/10                          B2      1,250,000      1,253,125
----------------------------------------------------------------------------------
Greif Brothers Corp.
  Term Loan C due 08/23/09                       Ba3        893,250        898,275
----------------------------------------------------------------------------------
Impress Metal Packaging Holdings B.V.
  Term Loan G due 12/31/06                        --        522,639        518,719
----------------------------------------------------------------------------------
Kerr Group, Inc.
  Term Loan B due 03/09/06                        --      1,039,627      1,031,830
----------------------------------------------------------------------------------
Silgan Containers Corp.
  Term Loan B due 11/30/08                       Ba2        995,000      1,001,219
==================================================================================
                                                                         6,202,277
==================================================================================

MOVIES & ENTERTAINMENT-0.89%

Cinemark USA, Inc.
  Term Loan B due 03/31/08                       Ba3        374,063        375,699
----------------------------------------------------------------------------------
LodgeNet Entertainment Corp.
  Term Loan B due 06/30/06                        B1        435,787        436,332
----------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Inc.
  Term Loan B due 06/30/08                       Ba3      1,500,000      1,501,875
==================================================================================
                                                                         2,313,906
==================================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.38%

Michigan Electric Trans. Co.
  Term Loan B due 05/01/07                       Baa2       990,000        994,641
==================================================================================

OFFICE SERVICES & SUPPLIES-2.20%

Buhrmann N.V. (Netherlands)
  Term Loan B due 10/26/07                        B1      1,429,066      1,387,980
----------------------------------------------------------------------------------
EMED Co., Inc.
  Term Loan B due 04/30/06                        --      1,942,358      1,884,087
----------------------------------------------------------------------------------
Global Imaging Systems, Inc.
  Term Loan B due 06/25/09                       Ba3        140,000        140,700
----------------------------------------------------------------------------------
Identity Group
  Revolving Loan due 05/07/05(f)                  --      2,525,000      1,262,500
----------------------------------------------------------------------------------
  Term Loan B due 05/11/07                        --      2,062,500      1,031,250
==================================================================================
                                                                         5,706,517
==================================================================================

OIL & GAS EQUIPMENT & SERVICES-0.52%

Plains All American Pipeline, Inc.
  Term Loan B due 09/21/07                       Ba1        990,000        993,713
----------------------------------------------------------------------------------
WEG Acquisitions, L.P.
  Term Loan due 06/17/08                         Ba3        360,000        363,600
==================================================================================
                                                                         1,357,313
==================================================================================


                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION-0.91%

Premcor Refining Group, Inc.
  Term Loan due 02/06/06                         Ba2     $1,500,000   $  1,505,625
----------------------------------------------------------------------------------
Williams RMT Co.
  Term Loan B due 12/31/07                        B1        850,000        857,969
==================================================================================
                                                                         2,363,594
==================================================================================

PACKAGED FOODS & MEATS-1.03%

Agrilink Foods, Inc.
  Term Loan B due 08/12/08                       Ba3        496,250        496,374
----------------------------------------------------------------------------------
Burns, Philp & Co. Ltd.
  Term Loan B due 02/20/09                        B2        374,062        374,063
----------------------------------------------------------------------------------
Del Monte Corp.
  Term Loan B due 12/20/10                       Ba3      1,068,065      1,079,013
----------------------------------------------------------------------------------
Dole Food Co., Inc.
  Term Loan B due 09/28/08                       Ba3        717,391        721,875
==================================================================================
                                                                         2,671,325
==================================================================================

PAPER PACKAGING-3.38%

Packaging Dynamics, LLC
  Term Loan B due 11/20/05                        --      1,480,441      1,473,038
----------------------------------------------------------------------------------
Printpack Inc.
  Term Loan B due 03/31/09                       Ba3        987,500        987,500
----------------------------------------------------------------------------------
RIC Holding, Inc. (Riverwood)
  Term Loan due 12/31/06                          B1      2,664,179      2,664,179
----------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Term Loan B due 03/31/07                       Ba3      1,134,724      1,131,414
----------------------------------------------------------------------------------
Stone Container Corp.
  Term Loan B due 06/30/09                       Ba3      2,164,264      2,166,294
----------------------------------------------------------------------------------
  Term Loan C due 06/30/09                       Ba3        366,698        367,042
==================================================================================
                                                                         8,789,467
==================================================================================

PHARMACEUTICALS-0.72%

aaiPharma Inc.
  Term Loan due 03/28/07                          B2      1,012,000      1,014,530
----------------------------------------------------------------------------------
Alpharma Inc.
  Term Loan B due 10/05/08                        B2        848,256        851,437
==================================================================================
                                                                         1,865,967
==================================================================================

PRECIOUS METALS & MINERALS-0.43%

IMC Global Inc.
  Term Loan B due 11/17/06                       Ba1      1,119,690      1,123,889
==================================================================================

PUBLISHING-3.62%

American Media, Inc.
  Term Loan C due 04/01/07                       Ba3      2,453,422      2,465,689
----------------------------------------------------------------------------------
Primedia Inc.
  Term Loan B due 06/30/09                        B3        668,126        646,412
----------------------------------------------------------------------------------
QwestDex Inc. (Dex Holdings)
  Term Loan B due 05/08/09                       Ba3        819,512        833,034
----------------------------------------------------------------------------------
RH Donnelley Corp.
  Term Loan B due 06/30/10                       Ba3      1,492,500      1,520,858
----------------------------------------------------------------------------------
Sun Media Corp.
  Term Loan B due 02/07/09                       Ba2        722,038        722,941
----------------------------------------------------------------------------------

                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------

PUBLISHING-(CONTINUED)

TransWestern Publishing Co.
  Term Loan B due 06/30/08                       Ba3     $  289,160   $    290,486
----------------------------------------------------------------------------------
Yell Group Ltd.
  Term Loan C due 03/31/10                       Ba3        990,000        994,125
----------------------------------------------------------------------------------
  Term Loan C3 due 03/31/10                      Ba3        494,835        495,041
----------------------------------------------------------------------------------
Ziff Davis Media Inc.
  Term Loan B due 03/31/07                        --      1,651,720      1,436,996
==================================================================================
                                                                         9,405,582
==================================================================================

RESTAURANTS-0.17%

Domino's, Inc.
  Term Loan due 06/25/10                          B1        450,000        450,000
==================================================================================

SEMICONDUCTORS-0.58%

AMI Semiconductors, Inc.
  Term Loan B due 12/21/06                       Ba3        350,231        349,793
----------------------------------------------------------------------------------
On Semiconductor Corp.
  Term Loan B due 08/04/06                        B3        573,083        562,577
----------------------------------------------------------------------------------
  Term Loan C due 08/04/07                        B3        617,173        605,858
==================================================================================
                                                                         1,518,228
==================================================================================

SPECIALTY CHEMICALS-1.23%

Huntsman ICI Chemicals LLC
  Term Loan B due 06/30/07                        B1        722,408        723,311
----------------------------------------------------------------------------------
OM Group, Inc.
  Term Loan C due 04/01/07                        B2        979,118        979,118
----------------------------------------------------------------------------------
PMD Group, Inc.
  Term Loan B due 09/30/08                        B1      1,470,075      1,480,182
==================================================================================
                                                                         3,182,611
==================================================================================

TEXTILES-0.18%

Joan Fabrics Corp.
  Term Loan B due 06/30/05                        --        332,467        309,195
----------------------------------------------------------------------------------
  Term Loan C due 06/30/06                        --        171,380        159,383
==================================================================================
                                                                           468,578
==================================================================================

TOBACCO-0.40%

Commonwealth Brands, Inc.
  Term Loan due 08/28/07                          B1      1,045,042      1,048,307
==================================================================================

WIRELESS TELECOMMUNICATION SERVICES-6.23%

American Tower Corp.
  Term Loan B due 12/31/07                        B2      1,244,735      1,247,458
----------------------------------------------------------------------------------
Centennial Cellular Corp.
  Term Loan B due 05/31/07                        B1      1,982,304      1,937,703
----------------------------------------------------------------------------------
Crown Castle Operating Co.
  Term Loan B due 03/15/08                       Ba3      1,496,250      1,496,483
----------------------------------------------------------------------------------
CSG Systems, Inc.
  Term Loan B due 02/28/08                       Ba2      1,758,697      1,741,110
----------------------------------------------------------------------------------
Dobson Operating Co.
  Term Loan B due 12/31/07                       Ba3      1,921,601      1,868,757
----------------------------------------------------------------------------------
Leap Wireless International, Inc.
  Loan due 09/30/08(d)                            --      2,000,000        800,000
----------------------------------------------------------------------------------


                                               MOODY'S   PRINCIPAL
                                               RATING(a)   AMOUNT        VALUE
----------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Nextel Finance Co.
  Term Loan B due 06/30/08                       Ba3     $1,985,000   $  1,979,625
----------------------------------------------------------------------------------
  Term Loan C due 12/31/08                       Ba3      1,985,000      1,979,625
----------------------------------------------------------------------------------
Rural Cellular Corp.
  Term Loan B due 09/30/08                        B2        249,375        236,657
----------------------------------------------------------------------------------
  Term Loan C due 03/31/09                        B2        249,375        237,737
----------------------------------------------------------------------------------
SpectraSite Communications, Inc.
  Term Loan B due 12/31/07                        B1      1,711,941      1,716,757
----------------------------------------------------------------------------------
Western Wireless Corp.
  Term Loan B due 09/30/08                        B3        993,130        938,922
==================================================================================
                                                                        16,180,834
==================================================================================
    Total Senior Secured Floating Rate
      Interests (Cost $244,824,918)                                    226,067,351
==================================================================================

                                                   PAR
                                                  (000)      MARKET VALUE

COMMERCIAL PAPER-1.92%(i)

OTHER DIVERSIFIED FINANCIAL SERVICES-1.92%

UBS Finance (Delaware) LLC
  1.31%, 07/01/03                              $     2,500      2,500,000
-------------------------------------------------------------------------
Washington Mutual Finance Corp.
  1.50%, 07/01/03                                    2,500      2,500,000
=========================================================================
                                                                5,000,000
=========================================================================
    Total Commercial Paper (Cost $5,000,000)                    5,000,000
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-0.00%

APPAREL, ACCESSORIES & LUXURY GOODS-0.00%

Glenoit Inc.(e)(j)                                  24,421   $          0
=========================================================================

COMPUTER HARDWARE-0.00%

DecisionOne Corp.(e)(j)                             37,286              0
=========================================================================

FOOD DISTRIBUTORS-0.00%

Leiner Health Products Group, Inc.-Pfd.(e)(j)          138              0
=========================================================================

HOME FURNISHINGS-0.00%

IHDG Realty Inc.(e)(j)                             150,070              0
-------------------------------------------------------------------------
Imperial Home Decor Group, Inc.
  (The)(e)(g)(j)                                   150,070              0
=========================================================================
                                                                        0
=========================================================================
    Total Domestic Stocks & Other Equity
      Interests (Cost $2,149,379)                                       0
=========================================================================

MONEY MARKET FUNDS-11.34%

STIC Liquid Assets Portfolio(k)                 14,731,162     14,731,162
-------------------------------------------------------------------------
STIC Prime Portfolio(k)                         14,731,162     14,731,162
=========================================================================
    Total Money Market Funds (Cost
      $29,462,324)                                             29,462,324
=========================================================================
TOTAL INVESTMENTS-100.28% (Cost $281,436,621)                 260,529,675
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.28)%                            (729,943)
=========================================================================
NET ASSETS-100.00%                                           $259,799,732
_________________________________________________________________________
=========================================================================

Abbreviations:

DIP   - Debtor in Possession
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").
(b) Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank. Senior secured floating rate interests are, at present, not readily marketable and may be subject to restrictions on sale.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments.
(e) Security is fair valued in accordance with the procedures established by the Board of Trustees.
(f) A portion of this holding is subject to unfunded loan commitments. See Note
    6.
(g) Consists of more than one class of securities traded together as a unit.
(h) A portion of this holding is subject to a letter of credit.
(i) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j) Non-income producing security.
(k) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $281,436,621)                                $260,529,675
-----------------------------------------------------------
Receivables for:
  Dividends and interest                            984,907
-----------------------------------------------------------
  Fund shares sold                                  288,801
-----------------------------------------------------------
  Investments sold                                  179,997
-----------------------------------------------------------
Investment for deferred compensation plan             5,789
-----------------------------------------------------------
Other assets                                         12,428
===========================================================
    Total assets                                262,001,597
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,621,883
-----------------------------------------------------------
  Dividends                                         355,066
-----------------------------------------------------------
  Deferred compensation plan                          5,789
-----------------------------------------------------------
Accrued distribution fees                           164,879
-----------------------------------------------------------
Accrued transfer agent fees                          36,765
-----------------------------------------------------------
Accrued operating expenses                           17,483
===========================================================
    Total liabilities                             2,201,865
===========================================================
Net assets applicable to shares outstanding    $259,799,732
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $322,328,057
-----------------------------------------------------------
Undistributed net investment income                 437,947
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (42,059,326)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                         (20,906,946)
===========================================================
                                               $259,799,732
___________________________________________________________
===========================================================

NET ASSETS:

Class B                                        $240,904,890
___________________________________________________________
===========================================================
Class C                                        $ 18,894,842
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class B                                          27,689,802
___________________________________________________________
===========================================================
Class C                                           2,177,510
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.70
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.68
___________________________________________________________
===========================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 7,290,048
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       70,348
=========================================================================
    Total investment income                                     7,360,396
=========================================================================

EXPENSES:

Advisory fees                                                   1,281,682
-------------------------------------------------------------------------
Administrative services fees                                       35,989
-------------------------------------------------------------------------
Custodian fees                                                     11,525
-------------------------------------------------------------------------
Distribution fees -- Class B                                      313,215
-------------------------------------------------------------------------
Distribution fees -- Class C                                       72,209
-------------------------------------------------------------------------
Professional fees                                                  88,021
-------------------------------------------------------------------------
Transfer agent fees                                               131,811
-------------------------------------------------------------------------
Trustees' fees                                                      5,347
-------------------------------------------------------------------------
Other                                                              80,332
=========================================================================
    Total expenses                                              2,020,131
=========================================================================
Less: Fees waived and expenses paid indirectly                    (28,396)
=========================================================================
    Net expenses                                                1,991,735
=========================================================================
Net investment income                                           5,368,661
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (5,092,859)
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   10,890,708
=========================================================================
Net gain from investment securities                             5,797,849
=========================================================================
Net increase in net assets resulting from operations          $11,166,510
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 and the year ended December 31, 2002 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,368,661    $  15,007,245
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (5,092,859)     (16,353,786)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  10,890,708       11,349,432
===========================================================================================
    Net increase in net assets resulting from operations        11,166,510       10,002,891
===========================================================================================
Distributions to shareholders from net investment income:
  Class B                                                       (4,791,012)     (13,778,659)
-------------------------------------------------------------------------------------------
  Class C                                                         (343,482)      (1,059,967)
===========================================================================================
    Decrease in net assets resulting from distributions         (5,134,494)     (14,838,626)
===========================================================================================
Share transactions-net:
  Class B                                                      (30,956,458)     (87,082,277)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,956,060)     (10,516,173)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (32,912,518)     (97,598,450)
===========================================================================================
    Net increase (decrease) in net assets                      (26,880,502)    (102,434,185)
===========================================================================================

NET ASSETS:

  Beginning of period                                          286,680,234      389,114,419
===========================================================================================
  End of period                                               $259,799,732    $ 286,680,234
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2003
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  11,166,510
-----------------------------------------------------------------------------

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Decrease in receivables                                              88,579
-----------------------------------------------------------------------------
  Decrease in payables                                               (127,993)
-----------------------------------------------------------------------------
  Net realized and unrealized loss on investments                  (5,797,849)
-----------------------------------------------------------------------------
  Amortization                                                       (533,201)
-----------------------------------------------------------------------------
  Proceeds from principal payments and sales of senior
    floating rate interests                                       119,854,355
-----------------------------------------------------------------------------
  Purchases of senior secured floating rate interests             (59,696,819)
-----------------------------------------------------------------------------
  Purchases of short-term investments                            (601,539,937)
-----------------------------------------------------------------------------
  Proceeds from sales and maturities of short-term
    investments                                                   574,912,626
=============================================================================
    Net cash provided by operating activities                      38,326,271
=============================================================================

CASH USED IN FINANCING ACTIVITIES:

  Proceeds from capital shares sold                                 3,644,193
-----------------------------------------------------------------------------
  Disbursements from capital shares repurchased                   (39,770,438)
-----------------------------------------------------------------------------
  Dividends paid to shareholders                                   (2,200,026)
=============================================================================
    Net cash provided by (used in) financing activities           (38,326,271)
=============================================================================
Net increase in cash                                                        0
=============================================================================
Cash at beginning of period                                                 0
=============================================================================
Cash at end of period                                           $           0
_____________________________________________________________________________
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $   3,012,099
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a continuously offered non-diversified, closed-end management investment company. The Fund currently offers multiple classes of shares. Matters affecting each class will be voted on exclusively by the shareholders of such class. The Fund's investment objective is to provide as high a level of current income and preservation of capital as is consistent with investment in senior secured corporate loans and senior secured debt securities.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund invests primarily in senior secured corporate loans ("Corporate Loans") and senior secured debt securities ("Corporate Debt Securities") that meet credit standards established by its investment advisor, A I M Advisors, Inc. (the "Advisor") and its sub-advisor, INVESCO Senior Secured Management, Inc., (the "Sub-advisor"). The Sub-advisor, under the supervision of the Advisor, values the Corporate Loans and Corporate Debt Securities in accordance with guidelines adopted and periodically reviewed by the Fund's Board of Trustees. Under the Fund's current guidelines, Corporate Loans and Corporate Debt Securities for which an active secondary market exists to a reliable degree in the opinion of the Sub-advisor and for which the Sub-advisor can obtain one or more quotations from banks or dealers in Corporate Loans and Corporate Debt Securities will be valued by the Sub-advisor utilizing daily bid quotes. With respect to illiquid securities, i.e., Corporate Loans and Corporate Debt Securities for which an active secondary market does not exist to a reliable degree in the opinion of the Sub-advisor, and with respect to securities whose bid quotes the Sub-advisor believes do not accurately reflect fair value, such Corporate Loans and Corporate Debt Securities will be valued by the Sub-advisor at fair value, as determined in good faith by or under the supervision of the Board of Trustees pursuant to procedures specifically authorized by the Board of Trustees, and which is intended to approximate market value. The Sub-advisor believes that Intermediate Participants selling Corporate Loans or otherwise involved in a Corporate Loan transaction may tend, in valuing Corporate Loans for their own accounts, to be less sensitive to interest rate and credit quality changes and, accordingly, the Sub-advisor may not rely solely on such valuations in valuing the Corporate Loans for the Fund's account. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

F. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. Under the terms of a master sub-advisory agreement between AIM and INVESCO Senior Secured Management, Inc. ("ISSM"), AIM pays ISSM at the annual rate of 0.40% of AIM's compensation on the sub-advised assets. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the six months ended June 30, 2003, AIM waived fees of $1,358.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2003, AIM was paid $35,989 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2003, AFS retained $71,978 for such services.

    The Trust entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class B shares and 0.75% of the average daily net assets of Class C shares. AIM Distributors has voluntarily agreed to limit the Class C shares plan payments to 0.50%. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive 0.25% of the annual Distribution and Service Fee for Class C shares. Pursuant to the Plans, for the six months ended June 30, 2003, the Class B shares and Class C shares paid $313,215 and $48,139, respectively after AIM Distributors waived plan fees of $24,070 for Class C shares.

    AIM Distributors did not receive any commissions from sales of shares of the Fund during the six months ended June 30, 2003. For the six months ended June 30, 2003, AIM Distributors received $223,132 in early withdrawal sales charges imposed on redemptions of Fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended June 30, 2003, the Fund paid legal fees of $1,588 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended June 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,238 and reductions in custodian fees of $730 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,968.

NOTE 4--BORROWINGS

Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended June 30, 2003, the Fund did not borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 5--REPURCHASE OFFERS

The Fund is committed to conducting quarterly Repurchase Offers which are offers by the Fund to repurchase at least 5% and up to 25% of its shares. In each Repurchase Offer, the repurchase price will be the net asset value determined not more than 14 days following the repurchase request deadline and payment for all shares repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date. Class B shares held less than four years and Class C shares held for less than one year which are repurchased by the Fund pursuant to Repurchase Offers will be subject to an early withdrawal charge of up to 3% for Class B shares and up to 1% for Class C shares. The early withdrawal charge is calculated on the lesser of the then current net asset value or the original purchase price of the shares being tendered.

NOTE 6--UNFUNDED LOAN COMMITMENTS

As of June 30, 2003, the Fund had unfunded loan commitments of $1,070,477, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                              UNFUNDED
BORROWER                                     COMMITMENTS
--------------------------------------------------------
Identity Group                               $  546,875
--------------------------------------------------------
Park Place Entertainment Corp.                  523,602
========================================================
                                             $1,070,477
________________________________________________________
========================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2007                             $   453,428
----------------------------------------------------------
December 31, 2009                              10,188,057
----------------------------------------------------------
December 31, 2010                              21,273,718
==========================================================
Total capital loss carryforward               $31,915,203
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Portfolio during the six months ended June 30, 2003 was $58,836,977 and $118,079,554, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $  1,178,925
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (21,749,525)
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                     $(20,570,600)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $281,100,275.


NOTE 9--SHARE INFORMATION

The Fund currently offers two different classes of shares: Class B shares and Class C shares. Both classes are sold at net asset value with no front-end sales charge. Each class imposes an early withdrawal charge on redemptions. Changes in shares outstanding during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2003                DECEMBER 31, 2002
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class B                                                        288,447    $  2,474,800        559,733    $  4,862,238
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        159,567       1,371,021        430,544       3,737,815
=======================================================================================================================
Issued as reinvestment of dividends:
  Class B                                                        323,187       2,774,276        878,220       7,600,841
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         27,771         237,823         85,580         738,849
=======================================================================================================================
Reacquired:
  Class B                                                     (4,215,511)    (36,205,534)   (11,549,154)    (99,545,356)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (416,079)     (3,564,904)    (1,738,269)    (14,992,837)
=======================================================================================================================
                                                              (3,832,618)   $(32,912,518)   (11,333,346)   $(97,598,450)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                         YEAR ENDED DECEMBER 31,
                                                          JUNE 30,       --------------------------------------------------------
                                                            2003           2002        2001        2001        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   8.51      $   8.64    $   9.37    $   9.68    $   9.84    $  10.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.17          0.38        0.60(a)     0.78        0.69(a)     0.68
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.18         (0.13)      (0.73)      (0.31)      (0.16)      (0.18)
=================================================================================================================================
    Total from investment operations                           0.35          0.25       (0.13)       0.47        0.53        0.50
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.16)        (0.38)      (0.60)      (0.78)      (0.69)      (0.67)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --            --          --          --          --       (0.01)
=================================================================================================================================
    Total distributions                                       (0.16)        (0.38)      (0.60)      (0.78)      (0.69)      (0.68)
=================================================================================================================================
Net asset value, end of period                             $   8.70      $   8.51    $   8.64    $   9.37    $   9.68    $   9.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                4.18%         2.88%      (1.49)%      5.03%       5.49%       5.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $240,905      $266,260    $357,841    $458,359    $439,523    $288,074
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  With fee waivers                                             1.46%(c)      1.49%       1.38%       1.50%       1.47%       1.51%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          1.46%(c)      1.49%       1.38%       1.50%       1.52%       1.64%
=================================================================================================================================
Ratio of net investment income to average net assets           4.00%(c)      4.40%       6.66%       8.18%       7.02%       6.88%
=================================================================================================================================
Ratio of interest expense to average net assets                  --            --          --        0.01%         --        0.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                       23%           56%         38%         39%         81%         75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $252,648,702.
(d)  Not annualized for periods less than one year.


                                                                                    CLASS C
                                                              ----------------------------------------------------
                                                                                                    APRIL 3, 2000
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            DECEMBER 31,       COMMENCED) TO
                                                              JUNE 30,        ------------------    DECEMBER 31,
                                                                2003           2002       2001         2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  8.49       $  8.62    $  9.35       $  9.63
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16          0.36       0.58(a)       0.58
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.18         (0.14)     (0.73)        (0.28)
==================================================================================================================
    Total from investment operations                               0.34          0.22      (0.15)         0.30
==================================================================================================================
Less distributions from net investment income                     (0.15)        (0.35)     (0.58)        (0.58)
==================================================================================================================
Net asset value, end of period                                  $  8.68       $  8.49    $  8.62       $  9.35
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                    4.06%         2.62%     (1.75)%        3.22%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,895       $20,421    $31,274       $28,354
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets
  With fee waivers                                                 1.71%(c)      1.74%      1.63%         1.73%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.96%(c)      1.99%      1.88%         1.98%(d)
==================================================================================================================
Ratio of net investment income to average net assets               3.75%(c)      4.15%      6.40%         8.14%(d)
==================================================================================================================
Ratio of interest expense to average net assets                      --            --         --          0.01%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                           23%           56%        38%           39%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $19,415,318.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                     OFFICERS                                  OFFICE OF THE FUND
Frank S. Bayley                       Robert H. Graham                          11 Greenway Plaza
Bruce L. Crockett                     Chairman and President                    Suite 100
Albert R. Dowden                                                                Houston, TX 77046
Edward K. Dunn, Jr.                   Mark H. Williamson
Jack M. Fields                        Executive Vice President                  INVESTMENT ADVISOR
Carl Frischling                                                                 A I M Advisors, Inc.
Robert H. Graham                      Kevin M. Carome                           11 Greenway Plaza
Prema Mathai-Davis                    Senior Vice President                     Suite 100
Lewis F. Pennock                                                                Houston, TX 77046
Ruth H. Quigley                       Gary T. Crum
Louis S. Sklar                        Senior Vice President                     SUB-ADVISOR
Mark H. Williamson                                                              INVESCO Senior Secured Management, Inc.
                                      Dana R. Sutton                            1166 Avenue of the Americas
                                      Vice President and Treasurer              New York, NY 10036

                                      Robert G. Alley                           SUB-SUB-ADVISOR
                                      Vice President                            INVESCO Institutional (N.A.), Inc.
                                                                                1166 Avenue of the Americas
                                      Stuart W. Coco                            New York, NY 10036
                                      Vice President
                                                                                TRANSFER AGENT
                                      Melville B. Cox                           A I M Fund Services, Inc.
                                      Vice President                            P.O. Box 4739
                                                                                Houston, TX 77210-4739
                                      Karen Dunn Kelley
                                      Vice President                            CUSTODIAN
                                                                                State Street Bank and Trust Company
                                      Edgar M. Larsen                           225 Franklin Street
                                      Vice President                            Boston, MA 02110

                                      Nancy L. Martin                           COUNSEL TO THE FUND
                                      Secretary                                 Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street
                                                                                Philadelphia, PA 19103

                                                                                COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

      DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund           AIM Asia Pacific Growth Fund                                   TAXABLE
AIM Balanced Fund*                   AIM Developing Markets Fund
AIM Basic Balanced Fund*             AIM European Growth Fund                          AIM Floating Rate Fund
AIM Basic Value Fund                 AIM European Small Company Fund                   AIM High Yield Fund
AIM Blue Chip Fund                   AIM Global Aggressive Growth Fund                 AIM Income Fund
AIM Capital Development Fund         AIM Global Growth Fund                            AIM Intermediate Government Fund
AIM Charter Fund                     AIM Global Trends Fund                            AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund               AIM Global Value Fund(4)                          AIM Money Market Fund
AIM Dent Demographic Trends Fund     AIM International Core Equity Fund                AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)     AIM International Emerging Growth Fund            AIM Total Return Bond Fund
AIM Emerging Growth Fund             AIM International Growth Fund
AIM Large Cap Basic Value Fund                                                                      TAX-FREE
AIM Large Cap Growth Fund                         SECTOR EQUITY
AIM Libra Fund                                                                         AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund         AIM Global Energy Fund                            AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund         AIM Global Financial Services Fund                AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund              AIM Global Health Care Fund                       AIM Tax-Free Intermediate Fund(5,6)
AIM Opportunities I Fund(2)          AIM Global Science and Technology Fund
AIM Opportunities II Fund(2)         AIM Global Utilities Fund
AIM Opportunities III Fund(2)        AIM New Technology Fund
AIM Premier Equity Fund              AIM Real Estate Fund
AIM Premier Equity II Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(3)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

         For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. As of June 30, 2003.

Mutual   Retirement    Annuities    College    Separately   Offshore    Alternative     Cash
Funds    Products                   Savings    Managed      Products    Investments     Management
                                    Plans      Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                     FLR-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Floating Rate Fund (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  August 28, 2003


By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  August 28, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.